Rights of Use - Movements of Rights of Use (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	€ 8,279	€ 7,579
Additions	2,391	2,448
Amortization	(2,159)	(2,064)	€ (1,649)
Disposals	(133)	(57)
Business combinations		111
Transfers and others	(2)	(20)
Translation differences and hyperinflation	72	282
Right-of-use assets at end of period	8,448	8,279	7,579
Rights of use on land and natural properties
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	885	793
Additions	194	367
Amortization	(231)	(279)
Disposals	(10)	(7)
Business combinations		0
Transfers and others	0	(15)
Translation differences and hyperinflation	(4)	26
Right-of-use assets at end of period	834	885	793
Rights of use on buildings
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	4,130	3,561
Additions	1,345	1,402
Amortization	(1,172)	(1,139)
Disposals	(95)	(29)
Business combinations		110
Transfers and others	1	(11)
Translation differences and hyperinflation	78	236
Right-of-use assets at end of period	4,287	4,130	3,561
Rights of use on plant and machinery
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	3,037	3,024
Additions	752	596
Amortization	(686)	(574)
Disposals	(26)	(19)
Business combinations		0
Transfers and others	3	(5)
Translation differences and hyperinflation	0	15
Right-of-use assets at end of period	3,080	3,037	3,024
Other rights of use
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	227	201
Additions	100	83
Amortization	(70)	(72)
Disposals	(2)	(2)
Business combinations		1
Transfers and others	(6)	11
Translation differences and hyperinflation	(2)	5
Right-of-use assets at end of period	€ 247	€ 227	€ 201